Goodwill and Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Continuity of Goodwill By Group of CGUs
A continuity of our goodwill by group of CGUs for the years ended October 31, 2020 and 2019 is as follows:

(Canadian $ in millions)			Personal and Commercial Banking					BMO Wealth Management			BMO Capital Markets	Total
	Canadian P&C		U.S. P&C		Total	Traditional Wealth Management		Insurance		Total
Balance – October 31, 2018	97		3,797		3,894	2,129		2		2,131	348	6,373
Foreign exchange and other (1)	–		(1)		(1)	16		–		16	(48)	(33)
Balance – October 31, 2019	97		3,796		3,893	2,145		2		2,147	300	6,340
Acquisitions during the year	–		–		–	–		–		–	132	132
Foreign exchange and other (1)	–		45		45	23		–		23	(5)	63
Balance – October 31, 2020	97	(2)	3,841	(3)	3,938	2,168	(4)	2	(5)	2,170	427 (6)	6,535

(1)	Other changes in goodwill included the effects of translating goodwill denominated in foreign currencies into Canadian dollars and purchase accounting adjustments related to prior-year purchases.
(2)	Relates primarily to bcpbank Canada, Diners Club, Aver Media LP and GE Transportation Finance.
(3)	Relates primarily to First National Bank & Trust, Ozaukee Bank, Merchants and Manufacturers Bancorporation, Inc., Diners Club, AMCORE, M&I and GE Transportation Finance.
(4)
Relates to BMO Nesbitt Burns Inc., Guardian Group of Funds Ltd., Pyrford International Limited, LGM Investments Limited, M&I, myCFO, Inc., Stoker Ostler Wealth Advisors, Inc., CTC Consulting LLC, AWMB and F&C Asset Management plc.

(5)	Relates to AIG.
(6)	Relates to Gerard Klauer Mattison, BMO Nesbitt Burns Inc., Paloma Securities L.L.C., M&I, Greene Holcomb Fisher, KGS-Alpha Capital Markets and Clearpool.

Summary of Intangible Assets	The following table presents the changes in the balance of these intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Branch distribution networks	Software – amortizing		Software under development	Other	Total
Cost as at October 31, 2018	688	951	191	4,127		496	384	6,837
Additions (disposals)	–	–	–	718		(91)	30	657
Foreign exchange and other	72	–	–	(9)		(3)	33	93
Cost as at October 31, 2019	760	951	191	4,836	(1)	402	447	7,587
Additions (disposals)	–	–	–	562		(124)	(17)	421
Foreign exchange and other	7	11	2	18		2	(2)	38
Cost as at October 31, 2020	767	962	193	5,416	(1)	280	428	8,046

(1)	Includes $4,458 million of internally generated software as at October 31, 2020 ($3,969 million as at October 31, 2019).
The following table presents the accumulated amortization of our intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Branch distribution networks	Software – amortizing		Software under development	Other	Total
Accumulated amortization at October 31, 2018	475	830	191	2,970		–	99	4,565
Amortization	60	48	–	395		–	51	554
Disposals	–	–	–	(11)		–	–	(11)
Foreign exchange and other	16	–	–	7		–	32	55
Accumulated amortization at October 31, 2019	551	878	191	3,361	(1)	–	182	5,163
Amortization	52	46	–	478		–	44	620
Disposals	–	–	–	(173)		–	(38)	(211)
Foreign exchange and other	13	9	2	15		–	(7)	32
Accumulated amortization at October 31, 2020	616	933	193	3,681	(1)	–	181	5,604
Carrying value at October 31, 2020	151	29	–	1,735		280	247	2,442
Carrying value at October 31, 2019	209	73	–	1,475		402	265	2,424

(1)	Includes $ 2,909 million of internally generated software as at October 31, 2020 ($ 2,594 million as at October 31, 2019).